UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: DECEMBER 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Controller
Phone:		(312) 345-5800
Signature, Place and Date of Signing

	Michael J. Heller  Chicago, Illinois  FEBRUARY 14, 2003

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	45

Form 13F Information Table Value Total	$1,564,285

List of Other Included Managers		None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101    75865  2024141 SH       SOLE                  1275841            748300
AMB Property Corporation                        00163T109    40594  1483706 SH       SOLE                  1387406             96300
Amli Residential Prop.                          001735109     4877   229175 SH       SOLE                   229175
Archstone Smith Trust Series A                  039583208    14603   465050 SH       SOLE                   465050
Archstone-Smith Trust                           039583109    94275  4004882 SH       SOLE                  2102825           1902057
Arden Realty                                    039793104    34840  1572895 SH       SOLE                  1519695             53200
AvalonBay Communities, Inc.                     053484101   108173  2763740 SH       SOLE                  1525337           1238403
BRE Properties, Inc.                            05564E106    14914   478020 SH       SOLE                   445820             32200
Boston Properties, Inc.                         101121101    45358  1230541 SH       SOLE                  1156191             74350
Brandywine Realty Trust                         105368203    17939   822500 SH       SOLE                   822500
CarrAmerica Realty                              144418100      768    30650 SH       SOLE                    30650
Corporate Office Properties                     22002T108    18628  1327728 SH       SOLE                  1239208             88520
Crescent Real Estate Series A                   225756204    16889   875100 SH       SOLE                   875100
Equity Office Properties Trust                  294741103      918    36769 SH       SOLE                    36769
Equity Res. Prop.                               29476L107      835    33985 SH       SOLE                    33985
Essex Property Trust, Inc.                      297178105    79844  1570180 SH       SOLE                   770880            799300
Fairmont Hotels & Resorts, Inc                  305204109    76905  3265625 SH       SOLE                  1385925           1879700
Federal Realty Investment Trus                  313747206    35854  1275025 SH       SOLE                  1211925             63100
First Industrial Realty Trust,                  32054K103    47611  1700400 SH       SOLE                  1641800             58600
Gables Residential Trust                        362418105     7995   320700 SH       SOLE                   320700
General Growth Properties, Inc                  370021107    55600  1069230 SH       SOLE                  1004830             64400
Glenborough Realty Series A                     37803P204     2935   138750 SH       SOLE                   138750
Glimcher Realty Trust                           379302102     4244   239100 SH       SOLE                   239100
HRPT Properties                                 40426W101    30149  3658900 SH       SOLE                  3658900
Health Care Properties                          421915109    14198   370700 SH       SOLE                   370700
Heritage                                        42725M107    14607   585000 SH       SOLE                   585000
Highwoods Properties                            431284108     2539   114900 SH       SOLE                   114900
Host Marriott Corp.                             44107P104     8622   974280 SH       SOLE                   889480             84800
Mack-Cali Realty Corporation                    554489104   144227  4759951 SH       SOLE                  3245751           1514200
Nationwide Health Properties                    638620104    15745  1054600 SH       SOLE                  1054600
New Plan Excel Realty Trust                     648053106    22133  1159400 SH       SOLE                  1159400
Pan Pacific Retail                              69806L104    16702   457200 SH       SOLE                   420600             36600
Public Storage Inc.                             74460D109    20157   623860 SH       SOLE                   582360             41500
Public Storage Inc. A Shares                    74460D729     1865    69800 SH       SOLE                    69800
Reckson Assoc. Realty Corp.                     75621K106    19874   944125 SH       SOLE                   860025             84100
Rouse Company                                   779273101    26764   844305 SH       SOLE                   777305             67000
Rouse Company Series B                          779273309     6955   151100 SH       SOLE                   151100
SL Green Realty Corporation                     78440X101    28243   893781 SH       SOLE                   836781             57000
SPG Properties Series B 6.5%                    828806406    22971   247000 SH       SOLE                   247000
Senior Housing Property                         81721M109    18483  1742010 SH       SOLE                  1742010
Simon Property Group Inc.                       828806109    43263  1269835 SH       SOLE                  1183835             86000
Starwood Hotels & Resorts Worl                  85590A203    92710  3905220 SH       SOLE                  1871620           2033600
Taubman Centers, Inc.                           876664103    71773  4422220 SH       SOLE                  2381920           2040300
The Macerich Company                            554382101   123083  4002710 SH       SOLE                  2550210           1452500
United Dominion Realty Trust                    910197102    18757  1146540 SH       SOLE                  1064140             82400
Report Summary				45 Data Records		1,564,285		0 Other managers on whose behalf report is filed